Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of future minimum lease commitments
Year ended December 31,
2021	856
2022	685
2023	524
2024	186
2025	132
Thereafter	457

Total	$2,840